Commitments, Contingencies and Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2015		2014
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to extend credit:
Lines of credit and construction loans	$9,416	$195,732	$9,405	$160,718
Overdraft protection	5	22,119	4	22,122
Letters of credit	200	750	200	1,007

	$9,621	$218,601	$9,609	$183,847